INCOME TAX EXPENSE (Details Narrative) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Unused tax losses	$ 12,413,000	$ 8,829,000	$ 6,785,000
Unabsorbed capital allowance	1,738,000	1,404,000	1,145,000
Tax losses with no expiry	$ 5,633,000	$ 4,500,000	$ 2,439,000